Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Advertising expense in excess of deduction limit	¥ 58,230	¥ 20,871
Accrued expense and other payables	3,349	9,348
Allowance for doubtful accounts	9,163	4,074
Net operating tax loss carry forwards (Note)	63,792	86,410
Total deferred tax assets	134,534	120,703
Less: valuation allowance	(134,534)	(120,703)	¥ (89,713)	¥ (62,714)
Net deferred tax assets	0	0
Deferred tax liabilities:
Identifiable intangible assets arising from acquisition	(5,451)	(5,451)
Total deferred tax liabilities	(5,451)	(5,451)
Total net deferred tax asset (liabilities)	¥ (5,451)	¥ (5,451)